Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.59%
Alabama–3.74%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$ 2,500	$ 2,990,621
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	385	369,763
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	16,150	19,708,743
Etowah (County of) & Gadsden (City of), AL Health Care Authority (Etowah County Health Department); Series 2007, RB (INS - AGM)(a)	4.38%	01/01/2032	25	25,071
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	185	185,165
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	5,247,045
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(a)(b)	6.90%	10/01/2050	8,750	8,968,445
Series 2013 D, Wts.	6.00%	10/01/2042	8,000	9,324,082
Series 2013 D, Wts.	7.00%	10/01/2051	4,000	4,754,206
Series 2013 D, Wts.	6.50%	10/01/2053	7,500	8,827,888
Series 2013 F, Revenue Wts.(b)	7.75%	10/01/2046	20,185	20,741,027
Series 2013 F, Revenue Wts.(b)	7.90%	10/01/2050	20,000	20,551,669
Series 2017, Ref. Wts.	5.00%	09/15/2035	4,500	5,507,617
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	211,983
				107,413,325
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(c)	5.88%	12/01/2027	600	24,750
Northern Tobacco Securitization Corp.; Series 2006 A, RB	5.00%	06/01/2032	90	91,342
				116,092
Arizona–2.92%
Arizona (State of) Industrial Development Authority; Series 2020 A, RB	4.00%	11/01/2045	2,100	2,437,843
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2042	675	787,267
Series 2017 A, Ref. RB	5.00%	07/01/2047	925	1,071,658
Series 2017 A, Ref. RB	5.00%	07/01/2051	1,000	1,156,873
Series 2018 A, Ref. RB	5.00%	07/01/2038	500	595,199
Series 2018 A, Ref. RB	5.00%	07/01/2048	1,800	2,108,123
Series 2018 A, Ref. RB	5.00%	07/01/2052	2,125	2,482,408
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB	5.00%	05/01/2048	1,100	1,159,071
Series 2018, RB	5.00%	05/01/2051	1,000	1,049,679
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(a)	5.00%	06/01/2058	570	688,035
City of Phoenix Civic Improvement Corp.;
Series 2019, RB	4.00%	07/01/2049	7,050	8,200,025
Series 2019, RB	5.00%	07/01/2049	6,845	8,531,997
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	285	285,198
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	80	95,468
Series 2017 C, RB	5.00%	07/01/2048	145	170,312
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(d)	5.00%	07/01/2049	800	923,344
Series 2019, Ref. RB(d)	5.00%	07/01/2054	600	690,172
Maricopa County School District No. 24; Series 2007 B, GO Bonds	5.50%	07/01/2022	60	60,107
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	180	180,308
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	435	435,497
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	$ 1,200	$ 1,347,388
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	8,500	8,906,966
Phoenix Civic Improvement Corp.; Series 2019 A, RB	4.00%	07/01/2045	2,765	3,007,145
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,715	2,800,291
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	550	623,359
Series 2017 C, RB	5.00%	12/15/2047	1,010	1,131,695
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.50%	09/01/2046	900	943,294
Pima (County of), AZ Industrial Development Authority (New Plan Learning, Inc.); Series 2011 A, RB	8.13%	07/01/2041	1,400	1,399,973
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	206,718
Series 2019, RB	5.25%	07/01/2049	240	253,218
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	760	760,426
Salt River Project Agricultural Improvement & Power District (Arizona Salt River); Series 2019 A, RB	4.00%	01/01/2041	6,595	7,934,581
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	131,008
Series 2007, RB	5.00%	12/01/2032	3,000	3,988,747
Series 2007, RB	5.00%	12/01/2037	11,500	16,211,342
Santa Cruz (County of), AZ Fire District (Rio Rico);
Series 2011 B, GO Bonds(e)(f)	7.00%	07/01/2021	930	935,097
Series 2011 B, GO Bonds	7.00%	07/01/2030	70	70,347
				83,760,179
Arkansas–0.13%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,483,812
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	1,615	1,178,950
				3,662,762
California–8.30%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,130,870
California (State of);
Series 2016, GO Bonds	5.00%	09/01/2045	5,000	6,072,973
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	12,301,410
Series 2017, GO Bonds	5.00%	08/01/2046	8,500	10,290,741
Series 2020, GO Bonds	3.00%	03/01/2046	2,600	2,798,635
Series 2020, GO Bonds	4.00%	03/01/2046	1,500	1,784,433
Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,607,296
Series 2020, GO Bonds	4.00%	03/01/2050	1,325	1,569,298
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	19,211,093
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	40	40,060
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,415,653
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,169,885
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	3,780	3,785,696
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(e)(f)	5.00%	11/15/2026	4,080	5,049,027
Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	7,146,348
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	170	206,963
Series 2019 A-2, RB	4.00%	03/20/2033	1,957	2,311,588
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2043	$ 4,250	$ 5,211,829
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	3,500	4,359,684
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(d)	5.00%	10/01/2033	1,000	1,036,265
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	1,385	1,574,182
Cathedral (City of), CA Redevelopment Agency Successor Agency;
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2032	1,450	1,630,309
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2033	885	995,559
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB	5.00%	06/01/2029	170	207,940
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(d)(h)	0.00%	06/01/2057	345,750	18,845,766
Lammersville Joint Unified School District (Lammersville School District Community Facilities District No. 2007-1 - Improvement Area No. 1 - Mountain House - Shea Homes); Series 2013, RB	6.00%	09/01/2043	2,750	3,005,304
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	415	435,751
Series 2012, Ref. RB	5.10%	09/01/2026	375	393,553
Series 2012, Ref. RB	5.15%	09/01/2027	885	928,011
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,047,688
Series 2012, Ref. RB	5.25%	09/01/2029	500	523,597
Series 2012, Ref. RB	5.30%	09/01/2030	500	523,597
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,046,015
Local Public Schools Funding Authority (School Facilities Improvement District No. 2016-1 - Election of 2016); Series 2017 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2042	3,500	3,987,505
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	3,003,371
Los Angeles (City of), CA (Community Facilities District No. 8); Series 2010, RB	5.75%	09/01/2040	180	181,847
Los Angeles (City of), CA Department of Airports; Series 2021 B, Ref. RB	5.00%	05/15/2045	5,000	6,521,088
Los Angeles Unified School District;
Series 2018-XF2575, Ctfs.(i)	5.25%	07/01/2042	20,000	25,061,186
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,500	6,579,905
Lynwood (City of), CA Redevelopment Agency (Project Area A); Series 2011 A, RB	7.00%	09/01/2031	1,250	1,265,897
M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	10,000	15,821,883
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(b)	5.00%	08/01/2042	4,500	2,891,212
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,409,549
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,690,823
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	957,591
Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2046	2,575	3,228,024
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2033	1,735	2,050,150
Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2034	3,090	3,645,581
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	6,000	7,196,996
San Diego (County of), CA Regional Airport Authority; Series 2019 A, Ref. RB	5.00%	07/01/2049	5,000	6,206,723
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	5,250	6,276,553
San Jose (City of), CA Financing Authority; Series 2011, RB	5.50%	05/01/2031	350	351,186
Santa Cruz (County of), CA Redevelopment Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	1,880	2,184,687
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	2,000	2,532,327
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(a)(h)	0.00%	08/01/2044	8,990	4,446,994
University of California; Series 2018 AZ, Ref. RB	5.00%	05/15/2038	5,000	6,312,043
				238,460,140
Colorado–2.69%
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	2,000	2,190,298
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2037	550	667,664
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. GO Bonds	6.25%	12/01/2032	3,330	3,330,000
Colorado (State of) Educational & Cultural Facilities Authority; Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,236,825
Colorado (State of) Health Facilities Authority; Series 2016, Ref. RB	5.00%	01/01/2037	1,400	1,500,367
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2019, Ref. RB	4.00%	11/15/2043	$ 2,000	$ 2,348,244
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	6,515	8,055,382
Cottonwood Highlands Metropolitan District No. 1; Series 2019 A, GO Bonds	5.00%	12/01/2049	900	969,525
Denver (City & County of), CO; Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	15,581,759
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(a)(h)	0.00%	09/01/2025	125	120,495
Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(a)	5.00%	12/01/2043	7,000	8,667,411
Series 2018 A-2, GO Bonds (INS - BAM)(a)	5.00%	12/01/2043	1,605	1,987,313
Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	900	983,280
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,477,428
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	1,575	1,703,133
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	710	767,991
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,887,620
Series 2008, RB	6.50%	11/15/2038	5,000	7,805,440
Rampart Range Metropolitan District No. 1;
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	12/01/2042	4,665	5,693,018
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	12/01/2047	1,500	1,819,241
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(e)(f)	5.00%	12/01/2023	110	121,596
Series 2013, Ref. GO Bonds(e)(f)	5.13%	12/01/2023	250	278,328
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2050	1,500	1,864,603
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds	6.00%	12/01/2041	949	975,228
Series 2012 B, Ref. GO Bonds(e)(f)	7.30%	12/15/2021	5,071	5,254,297
				77,286,486
Connecticut–0.81%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2042	6,125	6,888,672
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	8,555	9,703,541
Series 2019 A, Ref. RB	4.00%	07/01/2049	1,500	1,680,005
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(d)	5.00%	07/01/2044	1,100	1,263,484
Connecticut (State of) Special Tax Revenue; Series 2020 A, RB	4.00%	05/01/2039	1,000	1,197,237
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)(g)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/15/2030	625	771,741
Mashantucket Western Pequot Tribe; Series 2013, RB(c)	6.05%	07/01/2031	11,260	1,689,009
				23,253,689
District of Columbia–1.33%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(a)	5.00%	02/01/2031	15	15,040
Series 2019 A, RB	4.00%	03/01/2044	4,335	5,138,955
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	790	879,269
Series 2001, RB	6.75%	05/15/2040	4,385	4,507,605
Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	12,488,970
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2044	7,815	9,002,567
Washington (State of) Metropolitan Area Transit Authority (Green Bonds); Series 2021 A, RB	4.00%	07/15/2046	5,000	6,023,755
				38,056,161
Florida–5.91%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	2,055	2,370,126
Amelia Concourse Community Development District; Series 2007, RB(c)(g)	5.75%	05/01/2038	1,815	1,651,650
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	$ 195	$ 195,019
Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,763,002
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	502,451
Series 2019 A, RB	5.00%	12/15/2054	320	352,039
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(d)	5.38%	06/15/2038	255	289,864
Series 2018 A, RB(d)	5.38%	06/15/2048	480	537,600
Chapel Creek Community Development District; Series 2006 A, RB(c)(g)	5.50%	05/01/2038	1,990	1,791,000
Clearwater Cay Community Development District; Series 2006 A, RB(c)(g)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(c)(g)	5.20%	05/01/2038	2,280	1,026,000
East Homestead Community Development District; Series 2013, RB	5.00%	11/01/2033	350	366,468
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	755	755,469
Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(i)	5.00%	10/01/2032	16,000	16,055,141
Heritage Isles Community Development District; Series 1999, RB(c)	7.10%	10/01/2023	195	29,250
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	90	90,079
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	5,000	6,289,864
Indigo Community Development District; Series 2005, RB(c)(g)	5.75%	05/01/2036	375	262,500
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	5,000	6,070,282
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(e)	5.25%	08/15/2027	30	32,046
JEA Water & Sewer System Revenue; Series 2008 B-1, VRD RB(j)	0.05%	10/01/2036	4,090	4,090,000
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(d)	5.00%	01/15/2054	190	208,016
Lake Ashton II Community Development District; Series 2005 A, RB	5.38%	05/01/2036	624	624,300
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.50%	07/15/2048	565	619,413
Series 2018 A, RB(d)	5.75%	07/15/2053	600	671,957
Lakeland (City of), FL (Florida Southern College);
Series 2012 A, Ref. RB	5.00%	09/01/2029	1,255	1,317,735
Series 2012 A, Ref. RB	5.00%	09/01/2037	1,000	1,044,073
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	3,000	3,372,442
Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	4,000	4,695,484
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,145	1,146,472
Magnolia Creek Community Development District; Series 2007 A, RB(c)(g)	5.90%	05/01/2039	1,775	319,500
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	80	80,599
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(a)(h)	0.00%	10/01/2042	6,925	3,998,915
Series 2013 A, RB	5.50%	10/01/2042	3,000	3,304,995
Series 2014 A, VRD RB (LOC-MUFG Bank, Ltd.)(j)(k)	0.03%	10/01/2050	4,100	4,100,000
Series 2019 B, RB	4.00%	10/01/2049	17,745	20,941,973
Series 2020 A, RB	4.00%	07/01/2047	5,000	5,908,623
Series 2020 A, Ref. RB	4.00%	10/01/2039	1,675	2,000,391
Series 2020 A, Ref. RB	4.00%	10/01/2040	1,750	2,085,454
Series 2020 A, Ref. RB	4.00%	10/01/2041	1,500	1,782,551
Series 2020 B, RB	4.00%	07/01/2050	5,000	5,901,503
Miami-Dade (County of), FL (Building Better Communities); Series 2016 A, GO Bonds	4.00%	07/01/2045	10,000	11,934,964
Miami-Dade (County of), FL Water & Sewer System; Series 2021, RB	4.00%	10/01/2048	7,405	8,883,937
Miromar Lakes Community Development District;
Series 2012, Ref. RB	5.38%	05/01/2032	735	751,399
Series 2015, Ref. RB	5.00%	05/01/2035	1,215	1,301,976
Monterey/Congress Community Development District; Series 2005 A, RB	5.38%	05/01/2036	2,685	2,703,589
Naturewalk Community Development District; Series 2007 A, RB(c)(g)	5.50%	05/01/2038	335	120,600
Orlando (City of), FL; Series 2008, RB (INS - AGC)(a)	5.50%	11/01/2038	180	180,552
Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,724,808
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,250	2,791,093
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	450	468,213
Series 2011, RB	5.63%	05/01/2042	1,000	1,041,929
Palm River Community Development District; Series 2007 A, RB(c)(g)	5.38%	05/01/2036	510	163,200
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	$ 750	$ 832,812
Reunion East Community Development District;
Series 2002 A-2, RB(c)(g)	7.38%	05/01/2033	860	9
Series 2005, RB(c)(g)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,009
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(a)	6.25%	07/01/2028	263	263,007
South Bay Community Development District;
Series 2005 A, RB(c)(g)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,825	1,592,717
Series 2005 A-2, Ref. RB(c)(g)	6.60%	05/01/2036	2,530	1,275,292
Series 2005 B-1, Ref. RB	5.13%	05/01/2023	1,505	1,513,184
Series 2005 B-2, Ref. RB(c)(g)	6.60%	05/01/2025	935	470,832
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB (Acquired 02/14/2007; Cost $397,063)(c)(g)(l)	5.25%	10/01/2041	400	280,000
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	155,294
Series 2020 A, RB(h)	0.00%	09/01/2034	880	625,477
Series 2020 A, RB(h)	0.00%	09/01/2035	750	511,508
Series 2020 A, RB(h)	0.00%	09/01/2036	850	555,221
Series 2020 A, RB(h)	0.00%	09/01/2037	825	515,157
Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	625,672
Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	568,426
Villages of Avignon Community Development District; Series 2007 A, RB(c)(g)	5.40%	05/01/2037	250	17,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,710	3,713,674
Waterford Estates Community Development District; Series 2006 A, RB(c)(g)	5.50%	05/01/2037	2,031	1,523,061
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	14	14,013
Series 2012 A-2, Ref. RB	6.60%	05/01/2039	195	197,273
Waterstone Community Development District;
Series 2007 A, RB(b)(g)	6.88%	05/01/2037	146	106,284
Series 2007 B, RB(g)(h)	0.00%	11/01/2028	978	581,639
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	3,195	3,200,397
Series 2005 A-2, RB(c)(g)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	435	435,356
Westside Community Development District; Series 2019 2, RB(c)(g)	5.65%	05/01/2037	555	443,369
Wyld Palms Community Development District; Series 2007 A, RB(c)(g)	5.50%	05/01/2038	1,445	303,450
Zephyr Ridge Community Development District; Series 2006 A, RB(c)(g)	5.63%	05/01/2037	979	430,611
				169,644,061
Georgia–1.23%
Atlanta (City of), GA; Series 2019 A, RB	4.00%	07/01/2049	9,895	11,492,974
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	565	571,243
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,055	1,047,580
Series 2018 A, RB	6.00%	12/01/2038	2,145	2,131,229
Series 2018 A, RB	6.25%	12/01/2048	5,280	5,218,505
Series 2018 A, RB	6.50%	12/01/2053	3,040	3,050,325
Fulton (County of), GA Development Authority; Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,528,420
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	2,200	2,568,947
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	1,040	1,254,927
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	894,517
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,246,127
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	1,041,905
Series 2018 A-2, RB(f)	5.50%	12/01/2028	700	702,261
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Randolph (County of), GA; Series 2012 A, GO Bonds(e)(f)	5.00%	04/01/2022	$ 520	$ 541,058
				35,290,018
Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,831,856
Idaho–0.69%
American Falls Reservoir District; Series 2000, Ref. VRD RB(j)	0.08%	02/01/2025	19,885	19,885,005
Illinois–6.53%
Chicago (City of), IL; Series 2012, RB (INS - BAM)(a)	4.00%	01/01/2042	6,000	6,101,542
Chicago (City of), IL (Chicago O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,883,623
Series 2018 B, RB	5.00%	01/01/2053	10,000	12,248,541
Chicago (City of), IL (O’Hare International Airport); Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,544,590
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(a)(h)	0.00%	12/01/2024	915	877,632
Series 1999 A, GO Bonds (INS - NATL)(a)(h)	0.00%	12/01/2024	1,405	1,347,620
Series 2016, RB	6.00%	04/01/2046	4,300	5,186,833
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	775	944,925
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2028	2,250	2,872,388
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2031	1,000	1,257,753
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2034	1,205	1,504,524
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	2,450	3,032,953
Chicago O’Hare International Airport; Series 2020 A, Ref. RB	4.00%	01/01/2037	5,000	5,938,225
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2040	2,750	3,287,670
Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - ACA)(a)	7.13%	06/01/2024	2,400	2,601,713
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	308	309,239
Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	03/01/2035	2,000	2,205,609
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	690	689,905
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $1,773,512)(c)(l)	5.50%	12/01/2027	2,225	1,524,125
Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $758,969)(c)(l)	5.63%	12/01/2032	1,000	685,000
Series 2008, RB	6.88%	08/01/2028	3,370	3,359,178
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	2,000	2,246,280
Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,657,992
Series 2016, GO Bonds (INS - BAM)(a)	4.00%	06/01/2041	5,000	5,640,791
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,627,511
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	3,132,767
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	8,048,126
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,665,080
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	913,700
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	6,190,866
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,814,542
Series 2021 A, GO Bonds	5.00%	03/01/2046	3,200	3,978,925
Illinois (State of) Finance Authority;
Series 2012 A, RB	5.75%	10/01/2032	500	519,015
Series 2012 A, RB	6.00%	10/01/2048	450	465,805
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	4.00%	10/01/2040	950	1,101,086
Series 2020, RB	4.00%	10/01/2050	3,000	3,415,691
Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	1,365	1,525,498
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(a)	5.25%	06/15/2032	2,000	2,221,339
Series 2019, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	2,520	3,142,024
Series 2019, Ref. RB (INS - BAM)(a)	5.00%	06/15/2029	455	577,736
Series 2019, Ref. RB (INS - BAM)(a)	5.00%	06/15/2030	245	309,417
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2019 A, RB	4.00%	01/01/2044	$ 7,785	$ 9,050,796
Series 2020 A, RB	5.00%	01/01/2041	10,000	12,945,587
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,198,825
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,315,607
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,716,237
Lakemoor (Village of), IL; Series 2006, Ref. RB (INS - AGC)(a)	5.00%	03/01/2027	2,845	2,851,139
Lincolnshire (Village of), IL; Series 2004, RB	6.25%	03/01/2034	2,107	2,108,700
Markham (City of), IL; Series 2008 B, GO Bonds	5.75%	02/01/2028	480	466,767
Metropolitan Pier & Exposition Authority; Series 1998 A, RB (INS - AGM)(a)	5.50%	12/15/2023	605	644,249
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,153,990
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(c)(g)	6.00%	03/01/2036	554	451,510
Regional Transportation Authority; Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	20,116,456
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(a)	5.25%	01/01/2048	5,000	6,210,935
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	890	623,000
Series 2008 A, Ref. RB(g)	7.00%	10/01/2022	2,875	1,667,500
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(e)(f)	5.00%	02/01/2028	210	266,343
Series 2018 A, GO Bonds(e)(f)	5.00%	02/01/2028	135	171,220
Series 2018 A, GO Bonds(e)(f)	5.00%	02/01/2028	160	202,928
Series 2018 A, GO Bonds (INS - AGM)(a)	5.00%	02/01/2032	945	1,188,292
Series 2018 A, GO Bonds (INS - AGM)(a)	5.00%	02/01/2033	690	864,519
Series 2018 A, GO Bonds (INS - AGM)(a)	5.00%	02/01/2034	615	768,700
Yorkville (United City of), IL; Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,876,588
				187,457,667
Indiana–1.00%
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	3,575	3,568,804
Indiana (State of) Finance Authority;
Series 2011, RB(e)(f)	5.25%	09/15/2021	2,885	2,927,404
Series 2011, RB(e)(f)	6.38%	09/15/2021	4,250	4,325,887
Series 2011, RB(e)(f)	6.50%	09/15/2021	4,750	4,836,373
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,931,053
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	9,062,687
Indianapolis (City of), IN; Series 2009 A, RB	7.00%	02/01/2039	2,025	1,995,872
				28,648,080
Iowa–0.16%
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	180	173,032
Series 2007, RB(c)	5.90%	12/01/2028	400	16,500
Series 2012, RB	5.00%	08/15/2028	1,685	1,763,855
Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,590,906
Xenia (City of), IA Rural Water District; Series 2016, Ref. RB	5.00%	12/01/2036	1,000	1,161,509
				4,705,802
Kansas–0.02%
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	775	713,363
Kentucky–2.37%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health); Series 2004 C, VRD RB(j)	0.08%	05/01/2034	15,000	15,000,000
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2032	5,480	6,688,486
Series 2016 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2033	11,525	14,064,898
Series 2016 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2034	5,000	6,091,663
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2037	2,500	3,024,609
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Property & Building Commission (Project No. 115); Series 2017, RB (INS - BAM)(a)	5.00%	04/01/2038	$ 2,500	$ 3,019,424
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,850,912
Series 2018, RB	5.00%	05/01/2036	1,170	1,440,605
Series 2018, RB	5.00%	05/01/2037	4,605	5,656,535
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	10,000	11,115,748
Springfield (City of), KY; Series 2004, Ref. RB(c)(g)	5.75%	10/01/2035	15	18
				67,952,898
Louisiana–1.88%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	4	4,007
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(j)(k)	0.09%	09/01/2033	2,800	2,800,000
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB (INS - AGM)(a)	5.00%	06/01/2042	2,500	2,889,617
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	375,250
Series 2017, Ref. RB	5.00%	07/01/2033	300	285,000
Series 2017, Ref. RB	5.00%	07/01/2037	345	327,750
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2042	7,500	8,975,139
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2017, RB	5.00%	07/01/2057	1,300	1,529,552
Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. RB	5.00%	07/01/2028	50	54,716
Louisiana Housing Corp.;
Series 2009 A, RB	6.88%	09/01/2029	7,935	7,544,092
Series 2009 A, RB	7.25%	09/01/2039	5,000	4,624,406
Louisiana State Citizens Property Insurance Corp.;
Series 2012, Ref. RB(e)(f)	5.00%	06/01/2022	950	996,092
Series 2012, Ref. RB(e)(f)	5.00%	06/01/2022	635	665,809
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2040	4,035	4,765,754
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(a)	5.00%	10/01/2043	700	858,616
Series 2018 A, RB (INS - AGM)(a)	5.00%	10/01/2048	1,280	1,550,633
New Orleans (Port of), LA Board of Commissioners; Series 2020 D, RB	5.00%	04/01/2050	9,395	11,681,679
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(f)	2.13%	07/01/2024	2,000	2,068,081
Series 2017, Ref. RB(f)	2.38%	07/01/2026	2,000	2,101,329
				54,097,522
Maine–0.70%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System); Series 2020 A, RB	4.00%	07/01/2050	11,150	12,977,923
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB(e)(f)	6.75%	07/01/2021	2,000	2,010,725
Series 2011, RB(e)(f)	7.50%	07/01/2021	5,000	5,029,833
				20,018,481
Maryland–2.35%
Baltimore (City of), MD (Water); Series 2020 A, RB	4.00%	07/01/2045	2,000	2,375,884
Baltimore (County of), MD (Riderwood Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	5,250	5,860,085
Series 2020, Ref. RB	4.00%	01/01/2050	6,000	6,663,556
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,678,590
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(a)	5.00%	07/01/2034	$ 5	$ 5,043
Series 2004, RB (INS - AMBAC)(a)	5.00%	07/01/2034	15	15,130
Series 2007, Ref. RB	4.75%	07/01/2034	10	10,013
Series 2016, Ref. RB	5.00%	06/01/2036	400	467,107
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	5,250	6,189,526
Series 2020 B, RB	4.00%	04/15/2050	5,000	5,838,907
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	6,556,744
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	20,000	23,716,277
Maryland Economic Development Corp.;
Series 2012, Ref. RB	5.00%	07/01/2034	1,000	1,041,879
Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2035	4,530	5,341,882
Prince George’s (County of), MD; Series 2005, RB	5.25%	07/01/2035	1,613	1,616,973
				67,377,596
Massachusetts–1.36%
Commonwealth of Massachusetts; Series 2016-XF0530, Ctfs.(i)	5.00%	12/01/2035	20,000	24,552,202
Massachusetts (Commonwealth of); Series 2020 E, GO Bonds	5.00%	11/01/2050	6,000	7,758,468
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2011 B, RB(h)	0.00%	11/15/2056	307	58,513
Series 2011, RB	5.50%	07/01/2026	750	751,280
Series 2011, RB	6.00%	07/01/2031	25	25,040
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,381,536
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.); Series 2020 C, Ref. RB (INS - AGM)(a)	4.00%	10/01/2045	3,000	3,520,687
				39,047,726
Michigan–3.01%
Detroit (City of), MI;
Series 2003 B, RB (INS - AGM)(a)	7.50%	07/01/2033	60	60,302
Series 2011 A, RB(e)(f)	5.00%	07/01/2021	1,000	1,003,978
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2048	1,350	1,511,988
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(e)(f)	5.00%	07/01/2022	2,155	2,269,251
Detroit City School District;
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2028	1,100	1,148,252
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2031	680	709,764
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2043	150	168,632
Grand Traverse Academy; Series 2007, Ref. RB	5.00%	11/01/2022	215	215,260
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,156,057
Series 2008 C, RB(h)	0.00%	06/01/2058	289,275	15,093,097
Series 2010 A, RB	5.90%	12/01/2030	600	600,693
Series 2014 D-6, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	1,000	1,151,604
Series 2014 D-6, Ref. RB (INS - NATL)(a)	5.00%	07/01/2026	895	1,029,188
Series 2014 D-6, Ref. RB (INS - NATL)(a)	5.00%	07/01/2027	930	1,067,262
Series 2014, Ref. RB(d)	6.75%	07/01/2044	6,000	6,373,378
Series 2015 C, RB	5.00%	07/01/2034	2,200	2,573,236
Series 2018, Ref. RB	5.75%	11/01/2040	635	723,193
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	6,446,772
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,135,336
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,783,186
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,134,349
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	7,616,204
Michigan (State of) Strategic Fund; Series 2007, RB	5.85%	08/31/2027	6,074	5,792,746
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	1,180	1,475,443
Series 2019 B, RB	5.00%	02/15/2048	6,650	8,272,960
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Plymouth Educational Center Charter School;
Series 2005, Ref. RB	5.38%	11/01/2030	$ 400	$ 282,800
Series 2005, Ref. RB	5.63%	11/01/2035	1,325	839,385
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	510,947
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	706,870
Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,434,917
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,915,973
Series 2019, GO Bonds	5.00%	05/01/2044	3,270	4,172,472
Series 2019, GO Bonds	5.00%	05/01/2049	3,270	4,149,734
				86,525,229
Minnesota–0.22%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,090,610
Duluth (City of), MN Economic Development Authority; Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,773,795
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2047	900	993,972
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	721	722,955
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	680	717,089
				6,298,421
Mississippi–0.68%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(j)	0.01%	06/01/2023	7,410	7,410,000
Mississippi (State of) Development Bank; Series 2016, RB	5.00%	12/01/2046	10,000	12,120,814
				19,530,814
Missouri–0.88%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB (Acquired 10/24/2002-02/13/2012; Cost $14,360,000)(c)(g)(l)	7.20%	05/01/2049	14,360	4,882,400
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(g)	7.05%	05/01/2027	70	50,824
Series 2007 A, RB(g)	5.75%	05/01/2026	765	568,802
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)(m)	5.88%	12/01/2031	675	438,750
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(g)	5.63%	04/01/2027	400	353,070
Columbia (City of), MO Housing Authority;
Series 2015, RB	5.00%	12/15/2040	580	603,102
Series 2015, RB	5.13%	12/15/2050	1,330	1,378,642
Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	317,978
Hollister (City of), MO; Series 2019, RB(d)	5.63%	10/01/2039	5,335	5,715,233
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	295	308,088
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(c)(g)	5.75%	03/01/2029	250	155,000
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,905	1,906,211
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	54	48,945
St Louis (County of), MO; Series 2007 A, RB(g)	5.50%	09/02/2028	373	167,850
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(d)	5.00%	10/01/2046	1,025	1,044,495
St. Louis (City of), MO;
Series 2006 A, RB(g)(m)	6.00%	08/04/2025	481	96,200
Series 2007, RB(g)	5.50%	05/29/2028	661	253,002
St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	3,250	3,803,777
St. Louis (County of), MO;
Series 2006, RB(g)(m)	6.00%	08/21/2026	545	109,000
Series 2006, RB(g)(m)	6.00%	08/21/2026	846	186,120
Series 2006, RB(g)	5.50%	03/09/2027	1,879	770,390
Series 2007 A, RB(g)	5.50%	01/20/2028	758	333,520
Series 2007 B, RB(g)(m)	5.50%	01/20/2028	466	69,900
Series 2008 A, RB(g)	6.60%	01/21/2028	3,255	1,367,100
Series 2008, RB(g)(m)	6.69%	04/21/2029	1,080	183,600
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Stone Canyon Community Improvement District;
Series 2007, RB (Acquired 09/23/2011; Cost $560,084)(c)(g)(l)	5.70%	04/01/2022	$ 620	$ 161,200
Series 2007, RB (Acquired 09/23/2011; Cost $287,597)(c)(g)(l)	5.75%	04/01/2027	320	83,200
				25,356,399
Montana–0.06%
Hardin (City of), MT; Series 2006, RB(g)(m)	6.25%	09/01/2031	11,710	1,639,400
Nebraska–0.55%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.25%	09/01/2037	9,510	10,105,433
Series 2017 A, Ref. RB	5.00%	09/01/2037	4,000	5,705,131
				15,810,564
Nevada–0.78%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	320	321,606
Series 2007 A, RB	5.05%	02/01/2031	255	256,114
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	3,060,649
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/15/2036	5,280	6,667,411
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	10,000	11,970,138
				22,275,918
New Hampshire–0.46%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - ACA)(a)(h)	0.00%	01/01/2029	305	216,637
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(d)	5.25%	07/01/2039	410	429,973
Series 2019 A, RB(d)	5.63%	07/01/2046	230	243,245
Series 2019 A, RB(d)	5.75%	07/01/2054	570	604,261
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB(e)(f)	5.00%	01/01/2022	1,500	1,542,557
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	3,410	5,445,201
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	3,929	4,739,121
				13,220,995
New Jersey–7.66%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2032	250	302,289
Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2037	500	598,973
Series 2017 B, GO Bonds (INS - AGM)(a)	4.00%	03/01/2042	3,510	3,916,958
Casino Reinvestment Development Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2030	2,000	2,228,135
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2032	2,000	2,221,635
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	11,844,545
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2030	2,880	3,560,180
Series 2020 A, GO Bonds	4.00%	06/01/2031	3,500	4,390,189
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2041	3,000	3,541,352
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,368,431
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	4,267,092
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	06/01/2037	1,000	1,205,588
Series 2018 A, RB	5.00%	06/15/2042	3,500	4,212,040
Series 2018 A, RB	5.00%	06/15/2047	735	878,490
Series 2018 A, RB(d)	6.50%	11/01/2052	220	264,674
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,958,728
Series 2019, RB	4.00%	06/15/2044	3,000	3,426,373
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	943	1,182,971
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2029	2,100	2,451,158
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(a)	5.75%	06/15/2024	$ 11,570	$ 13,468,231
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2021	5,975	6,143,498
Series 2008 A, RB(h)	0.00%	12/15/2038	5,680	3,596,802
Series 2009 D, RB	5.00%	06/15/2032	5,015	5,735,911
Series 2011 A, RB(e)(f)	6.00%	06/15/2021	4,555	4,564,564
Series 2016, RN	5.00%	06/15/2030	6,000	7,106,819
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	7,927,619
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	1,119,324
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	1,039,496
Series 2020 AA, RB	4.00%	06/15/2045	3,340	3,835,709
Series 2020 AA, RB	5.00%	06/15/2045	1,435	1,790,156
Series 2020 AA, RB	4.00%	06/15/2050	3,785	4,308,695
Series 2020 AA, RB	5.00%	06/15/2050	1,230	1,526,106
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	8,049,973
Series 2019 A, RB	4.00%	01/01/2048	10,000	11,494,547
Series 2019 A, RB	5.00%	01/01/2048	3,000	3,685,594
Series 2021 A, RB	4.00%	01/01/2051	2,000	2,360,309
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	3,500	4,471,022
Series 2018 A, Ref. RB	5.00%	06/01/2029	4,500	5,698,431
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,285,279
Series 2018 A, Ref. RB	5.00%	06/01/2031	7,100	8,888,691
Series 2018 A, Ref. RB	5.00%	06/01/2034	13,000	16,105,163
Series 2018 A, Ref. RB	5.00%	06/01/2035	4,000	4,941,900
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,680,780
Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	7,169,896
Series 2018 B, Ref. RB	5.00%	06/01/2046	13,700	16,107,179
				219,921,495
New Mexico–0.07%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	241,366
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,775,081
				2,016,447
New York–14.04%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2037	8,500	10,284,955
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2039	7,500	9,039,485
Metropolitan Transportation Authority;
Series 2015 C-1, Ref. RB	5.00%	11/15/2035	10,500	12,217,948
Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,956,729
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.25%	11/15/2056	14,375	16,883,052
Subseries 2017 A-1, RB	5.25%	11/15/2057	3,500	4,188,221
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	14,219,776
New York & New Jersey (States of) Port Authority;
Series 2016 198, Ref. RB	5.25%	11/15/2056	10,000	12,138,562
Series 2018, Ref. RB	5.00%	09/01/2048	5,000	6,107,084
New York (City of), NY;
Series 2012 A-2, VRD GO Bonds(j)	0.01%	10/01/2038	43,000	43,000,005
Series 2018 DD1, RB	5.00%	06/15/2048	10,000	12,495,033
Series 2018 E-1, GO Bonds	5.00%	03/01/2040	10,065	12,378,736
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB (LOC - Bank Of China, Ltd.)(j)(k)	0.01%	10/01/2042	2,750	2,750,000
New York (City of), NY Municipal Water Finance Authority; Series 2015 GG, Ref. RB	5.00%	06/15/2039	10,000	11,710,754
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	$ 14,000	$ 17,389,948
Series 2019 A-3, RB	4.00%	05/01/2042	5,000	5,868,750
Series 2019 B-1, RB	4.00%	11/01/2045	4,000	4,698,901
Series 2020, RB	4.00%	05/01/2047	5,000	5,925,960
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(j)	0.01%	06/15/2039	23,000	23,000,005
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	285	374,974
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	11,835,443
Series 2015 B, Ref. RB	5.00%	07/01/2028	2,650	3,092,606
Series 2016 A, RB	5.00%	03/15/2035	5,000	6,088,051
Series 2020 D, Ref. RB	4.00%	02/15/2047	7,000	8,183,169
Series 2021 A, Ref. RB	4.00%	03/15/2043	14,130	16,888,786
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	14,000	22,187,724
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,920	6,845,320
Series 2019 B, RB	4.00%	01/01/2053	5,880	6,762,003
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2045	5,000	5,939,826
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	65,108
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,075	8,751,957
New York Power Authority;
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	8,269,683
Series 2020 A, Ref. RB	4.00%	11/15/2050	10,000	11,748,638
New York State Thruway Authority; Series 2020 N, RB	4.00%	01/01/2045	5,000	5,828,709
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	1,800	2,317,409
Series 2020 A, RB	5.00%	03/15/2042	515	660,695
Series 2020 A, RB	4.00%	03/15/2045	4,235	5,006,817
Series 2020 A, RB	4.00%	03/15/2049	9,450	11,118,857
Series 2020 C, Ref. RB	5.00%	03/15/2047	7,000	8,910,328
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2036	3,000	3,909,956
Series 2020, Ref. RB	5.00%	12/01/2038	2,750	3,562,015
Series 2020, Ref. RB	4.00%	12/01/2039	1,700	2,030,145
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	3,000	3,832,282
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	6,006,468
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,966,495
				403,437,368
North Carolina–0.59%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(j)	0.01%	01/15/2037	7,000	7,000,000
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2038	5,000	6,277,504
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(j)(k)	0.01%	05/01/2036	3,720	3,720,000
				16,997,504
Ohio–2.51%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	28,205	32,696,316
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	49,575	7,985,249
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	3,445	3,459,306
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,939,146
Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,244,247
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	785	770,049
Series 2004, RB	6.40%	02/15/2034	5,860	5,359,405
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Greene (County of), OH;
Series 2002 A, RB (INS - ACA)(a)	5.50%	09/01/2027	$ 1,000	$ 1,001,293
Series 2002 A, RB (INS - ACA)(a)	5.63%	09/01/2032	170	170,187
Jeffrey Place New Community Authority; Series 2007 A, RB	5.00%	12/01/2022	195	195,309
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,612,947
Series 2020 A, Ref. RB	5.00%	01/15/2050	3,905	4,860,271
Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	1,350	1,401,614
Portage (County of), OH Port Authority; Series 2012, RB	5.00%	12/01/2037	4,065	4,193,630
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	303	273,899
				72,162,868
Oklahoma–0.13%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,743,755
Pennsylvania–5.68%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB(j)	0.01%	12/01/2037	2,125	2,125,000
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	3,485,978
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2033	5,000	5,885,842
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,554,572
Series 2018, RB	5.00%	06/01/2032	3,000	3,708,487
Series 2018, RB	5.00%	06/01/2033	2,000	2,462,852
Series 2018, RB	5.00%	06/01/2034	1,760	2,160,747
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,609,410
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,591,661
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(j)(k)	0.03%	06/01/2037	3,055	3,055,000
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	5.00%	04/01/2050	5,000	6,300,050
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(j)(k)	0.03%	10/15/2025	1,810	1,810,000
Pennsylvania (Commonwealth of);
Series 2013 1, GO Bonds	4.00%	04/01/2032	5,000	5,332,372
Series 2018 1, GO Bonds	5.00%	03/01/2032	10,000	12,618,127
Series 2018 1, GO Bonds	4.00%	03/01/2035	12,500	14,646,864
Series 2018 1, GO Bonds (INS - BAM)(a)	4.00%	03/01/2036	4,175	4,941,326
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(e)(f)	5.00%	04/01/2022	3,000	3,122,779
Series 2012, RB(e)(f)	5.00%	04/01/2022	2,605	2,711,613
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	5,000	6,096,288
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	5,000	6,081,307
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,992,490
Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,450	2,034,237
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,937,919
Series 2017 3, Ref. RB	5.00%	12/01/2040	5,125	6,296,135
Series 2017 B-1, RB	5.00%	06/01/2042	7,750	9,323,889
Series 2018 A-2, RB	5.00%	12/01/2048	7,000	8,658,681
Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	8,500	9,933,477
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,221,167
Series 2019 B, RB	5.00%	11/01/2049	7,155	9,059,547
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	3,500	3,667,129
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(e)(f)	6.13%	03/15/2023	685	756,932
Philadelphia Gas Works Co.; Series 2009 C, Ref. VRD RB (LOC - Barclays Bank PLC)(j)(k)	0.02%	08/01/2031	450	450,000
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia School District; Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	$ 1,000	$ 1,207,162
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,777,774
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2035	280	340,304
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2036	255	309,391
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2029	1,000	1,247,805
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2030	1,305	1,618,587
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2032	890	1,098,177
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2033	710	875,489
				163,106,567
Puerto Rico–6.81%
Puerto Rico (Commonwealth of);
Series 2001 A, Ref. GO Bonds (INS - NATL)(a)	5.50%	07/01/2021	500	501,112
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027	1,365	1,408,025
Series 2004 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2034	5	5,134
Series 2006 A, GO Bonds(c)	5.25%	07/01/2030	4,020	3,618,000
Series 2008 A, GO Bonds(c)	5.00%	07/01/2023	2,610	2,332,688
Series 2008 A, GO Bonds(c)	5.13%	07/01/2028	3,000	2,685,000
Series 2009 B, Ref. GO Bonds(c)	6.50%	07/01/2037	5,000	4,568,750
Series 2009 B, Ref. GO Bonds(c)	6.00%	07/01/2039	6,200	5,634,250
Series 2009 C, Ref. GO Bonds(c)	6.00%	07/01/2039	2,000	1,777,500
Series 2011 A, GO Bonds(c)	5.75%	07/01/2041	3,335	2,926,463
Series 2011 A, Ref. GO Bonds(c)	6.00%	07/01/2040	3,000	2,606,250
Series 2011 C, Ref. GO Bonds(c)	5.75%	07/01/2036	9,000	7,436,250
Series 2011 E, Ref. GO Bonds(c)	6.00%	07/01/2029	4,895	4,393,262
Series 2011 E, Ref. GO Bonds(c)	5.38%	07/01/2030	1,250	1,095,313
Series 2011 E, Ref. GO Bonds(c)	5.63%	07/01/2033	4,000	3,535,000
Series 2012 A, Ref. GO Bonds(c)	5.25%	07/01/2023	3,000	2,527,500
Series 2012 A, Ref. GO Bonds(c)	5.50%	07/01/2026	6,645	5,615,025
Series 2012 A, Ref. GO Bonds(c)	5.75%	07/01/2028	5,000	4,237,500
Series 2012 A, Ref. GO Bonds(c)	5.50%	07/01/2039	8,225	6,950,125
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.25%	07/01/2029	1,885	1,995,013
Series 2012 A, RB	5.75%	07/01/2037	5,400	5,747,238
Series 2012 A, RB	5.25%	07/01/2042	5,880	6,223,157
Series 2012 A, RB	6.00%	07/01/2047	10,090	10,768,540
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2023	30	30,487
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	260	265,426
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	4,000	4,101,999
Series 2007 VV, Ref. RB (INS - NATL)(a)	5.25%	07/01/2025	1,690	1,803,151
Series 2008 WW-RSA-1, RB(c)	5.38%	07/01/2023	2,750	2,646,875
Series 2008 WW-RSA-1, RB(c)	5.25%	07/01/2025	1,985	1,905,600
Series 2010 AAA-RSA-1, RB(c)	5.25%	07/01/2028	2,830	2,716,800
Series 2010 CCC-RSA-1, RB(c)	5.00%	07/01/2022	1,850	1,771,375
Series 2010 CCC-RSA-1, RB(c)	5.00%	07/01/2028	2,500	2,393,750
Series 2010 XX, RB(c)	5.25%	07/02/2040	1,670	1,603,200
Series 2010 ZZ-RSA-1, Ref. RB(c)	5.25%	07/01/2022	410	393,600
Series 2010 ZZ-RSA-1, Ref. RB(c)	5.25%	07/01/2025	405	388,800
Series 2016 E-2, RB(c)	10.00%	07/01/2021	500	509,375
Puerto Rico (Commonwealth of) Government Employees Retirement System; Series 2008 A, RB(c)	6.45%	07/01/2055	10,000	1,262,500
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 A-A, RB (INS - AGC)(a)	5.00%	07/01/2035	10	10,268
Series 2003 G, RB (INS - NATL)(a)	5.00%	07/01/2033	20	20,510
Series 2004 I, RB (INS - FGIC)(a)(m)	5.00%	07/01/2022	40	37,700
Series 2007 M, RB(c)	5.00%	07/01/2046	3,500	1,789,375
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	$ 530	$ 530,000
Series 2012, Ref. RB	5.00%	10/01/2022	190	193,960
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - FGIC)(a)(m)	5.50%	07/01/2024	850	792,625
Series 2005 A, RB (INS - FGIC)(a)(m)	5.50%	07/01/2028	750	688,125
Series 2005 A, RB (INS - FGIC)(a)(c)(h)	0.00%	07/01/2030	8,000	4,430,320
Series 2005 A, RB (INS - FGIC)(a)(c)(h)	0.00%	07/01/2031	8,695	4,592,351
Series 2005 B, RB(c)	5.00%	07/01/2041	65	16,900
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, RB(c)	5.38%	07/01/2033	4,940	4,958,525
Series 2007 M-2, Ref. RB (INS - AMBAC)(a)	10.00%	07/01/2035	1,910	2,007,278
Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	10,000	10,324,409
Series 2007 N, RB(c)	5.00%	07/01/2032	3,300	3,275,250
Series 2009 P, Ref. RB(c)	6.25%	07/01/2026	8,575	8,767,937
Series 2012 U, Ref. RB(c)	5.25%	07/01/2042	240	223,200
Puerto Rico Public Finance Corp.; Series 2011 B, RB(c)	5.50%	08/01/2031	5,615	81,418
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	11,223,049
Series 2018 A-1, RB(h)	0.00%	07/01/2051	28,082	6,640,921
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	11,076,388
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	5,019,544
Series 2019 A-2, RB	4.54%	07/01/2053	387	429,242
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,811,266
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,272,375
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	873,000
Series 2006 Q, RB	5.00%	06/01/2036	150	145,500
				195,611,469
Rhode Island–0.22%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(c)(l)	7.25%	07/15/2035	4,915	884,700
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,071
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	5,280,251
				6,185,022
South Carolina–0.21%
Richland (County of), SC; Series 2004, RB(g)	6.20%	11/01/2036	4,175	3,351,941
South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	5.00%	12/01/2043	2,200	2,808,984
				6,160,925
South Dakota–0.06%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2027	1,500	1,613,994
Tennessee–2.14%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	260,386
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	517,557
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	420,388
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	556,903
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,470,253
Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,696,930
Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,688,040
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	5,000	5,975,553
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	5.13%	06/01/2036	200	230,185
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board; Series 2012, RB	5.00%	11/01/2027	$ 500	$ 509,161
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	7,000	8,346,694
Tennergy Corp.; Series 2021 A, RB(f)	4.00%	09/01/2028	15,000	17,947,650
Tennessee (State of) Metropolitan Nashville Airport Authority;
Series 2019 A, RB	4.00%	07/01/2049	2,500	2,920,077
Series 2019 A, RB	5.00%	07/01/2049	5,750	7,246,611
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	6,812,042
				61,598,430
Texas–4.98%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	5	5,014
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	986,053
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,300	1,528,204
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	6,500	7,708,508
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS - AGC)(a)	5.25%	08/15/2034	125	125,431
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2032	1,100	1,136,205
Goose Creek Consolidated Independent School District; Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	8,615	10,250,034
Houston (City of), TX;
Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	3,870	4,478,747
Series 2020 C, Ref. RB	4.00%	11/15/2043	9,345	11,302,770
Series 2020 C, Ref. RB	4.00%	11/15/2049	10,000	11,956,438
Houston Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10,000	12,161,285
Lancaster Independent School District; Series 2015 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	40	40,059
Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	2,265,657
Series 2018, RB	5.00%	09/15/2048	2,500	2,822,350
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(e)(f)	5.88%	04/01/2023	555	612,412
Series 2013 A, RB(e)(f)	6.00%	04/01/2023	780	862,011
Series 2016 A, RB(e)(f)	5.00%	04/01/2026	1,000	1,203,881
Series 2016 A, RB(e)(f)	5.00%	04/01/2026	355	428,316
Series 2016 A-1, RB	5.00%	07/01/2031	140	150,570
Series 2018 A-1, RB (INS - AGM)(a)	5.00%	07/01/2048	250	304,855
Series 2018 A-1, RB (INS - AGM)(a)	5.00%	07/01/2058	850	1,032,407
Series 2019, RB(d)	5.00%	08/15/2039	425	449,820
Series 2019, RB(d)	5.00%	08/15/2049	150	157,628
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	700	732,195
Series 2016, RB	5.00%	07/01/2051	600	624,794
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(a)	5.00%	01/01/2043	10,000	12,046,484
Northwest Independent School District; Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10,000	11,504,297
San Antonio (City of), TX; Series 2021 A, RB	5.00%	02/01/2046	7,500	9,688,854
San Antonio (City of), TX Water System; Series 2020 A, Ref. RB	5.00%	05/15/2050	6,350	8,081,261
Texas (State of) Water Development Board; Series 2020, RB	4.00%	04/15/2051	10,000	11,960,711
Texas Dormitory Finance Authority, Inc.;
Series 2001 A, RB (INS - ACA)(a)	5.75%	09/01/2027	110	110,030
Series 2001 A, RB (INS - ACA)(a)	6.00%	09/01/2033	485	485,103
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2030	2,500	3,279,072
Series 2021, Ref. RB	5.00%	12/15/2031	5,000	6,629,622
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2039	5,000	5,848,614
				142,959,692
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–0.52%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 D, VRD RB(j)	0.01%	05/15/2036	$ 13,070	$ 13,070,000
Utah (State of) Charter School Finance Authority;
Series 2018, RB	5.00%	10/15/2038	720	843,531
Series 2019 A, RB(d)	5.38%	06/15/2049	1,110	1,148,395
				15,061,926
Vermont–0.03%
Burlington (City of), VT;
Series 2012 A, GO Bonds(e)(f)	5.00%	11/01/2022	350	374,276
Series 2012 A, GO Bonds(e)(f)	5.00%	11/01/2022	445	475,866
				850,142
Virgin Islands–0.09%
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(a)	5.00%	10/01/2032	1,080	1,132,313
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2032	1,480	1,551,687
				2,684,000
Virginia–0.49%
Celebrate North Community Development Authority; Series 2003 B, RB(c)	6.75%	03/01/2034	333	199,800
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(a)	5.00%	07/01/2041	8,950	10,643,449
Virginia (Commonwealth of) College Building Authority;
Series 2006, RB	5.00%	06/01/2026	950	951,532
Series 2006, RB	5.00%	06/01/2029	990	991,596
Series 2006, RB	5.00%	06/01/2036	585	585,943
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	827,284
				14,199,604
Washington–2.03%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2046	10,000	15,323,923
Cowlitz County School District No. 458; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	1,680	1,981,833
Energy Northwest (Columbia Generating Station); Series 2021, Ref. RB	4.00%	07/01/2042	6,500	7,950,865
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	55	55,070
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	16,000	18,923,861
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,461	1,475,463
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	3,590,161
Washington (State of) Health Care Facilities Authority; Series 2017, Ref. RB	5.00%	08/15/2031	2,250	2,689,787
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	5,330	6,204,284
				58,195,247
West Virginia–0.13%
Brooke (County of), WV;
Series 2011 A, RB	6.50%	10/01/2031	1,960	1,945,256
Series 2011 A, RB	6.75%	10/01/2037	1,885	1,862,760
				3,808,016
Wisconsin–1.38%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(a)(h)	0.00%	12/15/2050	15,850	5,718,227
Series 2020 D, RB (INS - AGM)(a)(h)	0.00%	12/15/2055	8,130	2,341,716
Wisconsin (State of) Public Finance Authority;
Series 2012 A-1, RB	7.00%	10/01/2042	465	471,639
Series 2012 B-1, RB(h)	0.00%	10/01/2042	100	78,125
Series 2012 C-1, RB(h)	0.00%	10/01/2042	200	90,250
Series 2019 A, RB (INS - AGM)(a)	5.00%	07/01/2036	900	1,109,758
Series 2019 A, RB(d)	5.38%	06/01/2044	435	446,079
Series 2019 A, RB(d)	5.50%	06/01/2054	540	552,999
Series 2019 A, RB (INS - AGM)(a)	5.00%	07/01/2054	1,275	1,534,099
Series 2019 A, RB (INS - AGM)(a)	5.00%	07/01/2058	1,400	1,682,541
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	$ 395	$ 412,096
Series 2012 A, RB	6.00%	07/15/2042	350	364,116
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(d)	5.00%	06/15/2039	310	341,059
Wisconsin Center District; Series 2013 A, Ref. RB	5.00%	12/15/2029	1,475	1,553,800
Wisconsin Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	20,000	23,034,978
				39,731,482
TOTAL INVESTMENTS IN SECURITIES(o)–100.59% (Cost $2,733,151,247)					2,889,382,602
FLOATING RATE NOTE OBLIGATIONS–(2.24)%
Notes with interest and fee rates ranging from 0.57% to 0.67% at 05/31/2021 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2043(p)				(64,315,000)
OTHER ASSETS LESS LIABILITIES–1.65%					47,453,246
NET ASSETS–100.00%					$2,872,520,848
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $128,758,374, which represented 4.48% of the Fund’s Net Assets.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $45,474,892, which represented 1.58% of the Fund’s Net Assets.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Restricted security. The aggregate value of these securities at May 31, 2021 was $8,500,625, which represented less than 1% of the Fund’s Net Assets.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security subject to crossover refunding.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $128,144,403 are held by TOB Trusts and serve as collateral for the $64,315,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the three months ended May 31, 2021, there were transfers from Level 3 to Level 2 of $2,663,998, due to availability of market data for this security.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,857,869,547	$31,513,055	$2,889,382,602
Other Investments - Assets
Investments Matured	—	7,240,944	2,289,513	9,530,457
Total Investments	$—	$2,865,110,491	$33,802,568	$2,898,913,059
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2021:
	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2021
Municipal Obligations	$ 34,650,760	$2,031	$ (1,411,494)	$50,191	$(15,257)	$900,822	$—	$(2,663,998)	$31,513,055
Investments Matured	2,213,106	89,962	—	—	—	(13,555)	—	—	2,289,513
Total	$36,863,866	$ 91,993	$ (1,411,494)	$50,191	$(15,257)	$887,267	$—	$(2,663,998)	$33,802,568
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco AMT-Free Municipal Income Fund